Short-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Short-term Debt [Abstract]
Short-Term Borrowings
Table 12.1 shows selected information for short-term borrowings, which generally mature in less than 30 days. We pledge certain financial instruments that we own to collateralize repurchase agreements and other securities financings. For additional information, see the “Pledged Assets” section of Note 14 (Guarantees, Pledged Assets and Collateral, and Other Commitments).

Table 12.1: Short-Term Borrowings

	2017		2016		2015
(in millions)	Amount	Rate	Amount	Rate	Amount	Rate
As of December 31,
Federal funds purchased and securities sold under agreements to repurchase	$88,684	1.30%	$78,124	0.17%	$82,948	0.21%
Commercial paper	—	—	120	0.93	334	0.81
Other short-term borrowings (1)	14,572	0.72	18,537	0.28	14,246	(0.10)
Total	$103,256	1.22	$96,781	0.19	$97,528	0.17
Year ended December 31,
Average daily balance
Federal funds purchased and securities sold under agreements to repurchase	$82,507	0.90	$99,955	0.33	$75,021	0.09
Commercial paper	16	0.95	256	0.86	1,583	0.36
Other short-term borrowings (1)	16,399	0.13	14,976	0.02	10,861	(0.08)
Total	$98,922	0.77	$115,187	0.29	$87,465	0.07
Maximum month-end balance
Federal funds purchased and securities sold under agreements to repurchase (2)	$91,604	N/A	$109,645	N/A	$89,800	N/A
Commercial paper (3)	78	N/A	519	N/A	3,552	N/A
Other short-term borrowings (4)	19,439	N/A	18,537	N/A	14,246	N/A
N/A- Not applicable

(1)	Negative other short-term borrowings rate in 2015 is a result of increased customer demand for certain securities in stock loan transactions combined with the impact of low interest rates.

(2)	Highest month-end balance in each of the last three years was November 2017, October 2016 and October 2015.

(3)	Highest month-end balance in each of the last three years was January 2017, March 2016 and March 2015.

(4)	Highest month-end balance in each of the last three years was February 2017, December 2016 and December 2015.